Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Taxes [Abstract]
Summary of income (loss) before taxes
	For the year ended	For the year ended
	December 31, 2017	December 31, 2016

PRC	$(780,032)	$219,749
Foreign	(488,334)	-
	$(1,268,366)	$219,749

Summary of china statutory rates to the company's effective tax rate
	For the year ended	For the year ended
	December 31, 2017	December 31, 2016

China income tax rate	25.0%	25.0%
IPO costs	7.7%	0.0%
PRC – non-deductible expense	(1.7%)	0.0%
Cayman – non-deductible expense	(9.6%)	0.0%
Effective tax rate	21.4%	25.0%

Summary of significant components of deferred tax assets
	December 31, 2017	December 31, 2016

Net operating losses	$302,3200	$-
Depreciation and amortization	-	5,503
Deferred revenues	-	3,320
Total	$302,3200	$8,823

Summary of tax payable
	December 31, 2017	December 31, 2016

VAT taxes payable	$28,877	$48,468
Income taxes payable	-	28,550
Other taxes payable	6,770	5,138
Totals	$35,647	$82,156